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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond

Title:   Member

Phone:   (214) 871-8680

Signature, Place, and Date of Signing:

/s/ Robert J. Raymond      Dallas, Texas              August 10, 2012
-----------------------    -----------------------    -----------------------
(Signature)                City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $770,036 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    Manager #         Manager Name             13F File #

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
Column 1                              Column 2     Column 3  Column 4       Column 5       Column 6  Column 7       Column 8
--------                          ---------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                                                                  Voting Authority
                                                               Value    Shrs or  SH/ Put/ Investment  Other   ----------------------
Name of Issuer                     Title of Class    CUSIP   (x $1000)  prn amt  PRN Call Discretion Managers    Sole    Shared None
--------------                    ---------------- --------- --------- --------- --- ---- ---------- -------- ---------- ------ ----
Apache Corp                       PFD CONV SER D   037411808    12,268   221,000  SH      SOLE                   221,000
Apache Corp                       COM              037411105       100     1,000  SH      SOLE                     1,000
Approach Resources Inc            COM              03834A103    31,542   854,000  SH      SOLE                   854,000
Approach Resources Inc            COM              03834A103    18,475   500,000  SH PUT  SOLE                   500,000
Baker Hughes Inc                  COM              057224107       147     4,000  SH      SOLE                     4,000
C&J Energy Services Inc           COM              12467B304     3,558   200,000  SH      SOLE                   200,000
Callon Pete Co                    COM              13123X102     5,211   829,000  SH      SOLE                   829,000
Concho Resources Inc              COM              20605P101    16,833   165,000  SH      SOLE                   165,000
ConocoPhillips                    COM              20825C104       112     1,000  SH      SOLE                     1,000
Copano Energy LLC                 COM UNITS        217202100   130,871 3,666,000  SH      SOLE                 3,666,000
CREDO Pete Corp                   COM PAR $0.10    225439207    18,774 1,837,000  SH      SOLE                 1,837,000
Crimson Exploration               COM NEW          22662K207       246    59,000  SH      SOLE                    59,000
Crosstex Energy LP                COM              22765U102    11,406   667,000  SH      SOLE                   667,000
DCP Midstream Partners LP         COM UT LTD PTN   23311P100     1,111    24,000  SH      SOLE                    24,000
Devon Energy Corp                 COM              25179M103       176     2,000  SH      SOLE                     2,000
Eagle Rock Energy Partners LP     UNIT             26985R104    26,102 2,639,000  SH      SOLE                 2,639,000
El Paso Pipeline Partners LP      COM UNIT LPI     283702108       813    23,000  SH      SOLE                    23,000
Energy Transfer Equity LP         COM              29250R106       666    22,000  SH      SOLE                    22,000
Enterprise Products Partners, LP  COM              293792107     2,549    50,000  SH      SOLE                    50,000
EOG Resources Inc                 COM              26875P101       244     2,000  SH      SOLE                     2,000
EV Energy Partners LP Com Stock   COM              26926V107    40,552   583,000  SH      SOLE                   583,000
Genesis Energy LP                 UNIT LTD PARTN   371927104    33,232 1,081,000  SH      SOLE                 1,081,000
Golar Lng Partners LP             COM UNIT LPI     Y2745C102     3,398    92,000  SH      SOLE                    92,000
Golar Lng Ltd                     SHS              G9456A100    20,266   533,000  SH      SOLE                   533,000
Gulfport Energy Corp              COM NEW          402635304       423    15,000  SH      SOLE                    15,000
Halliburton                       COM              406216101       165     5,000  SH      SOLE                     5,000
Hugoton Realty Trust Tex          UNIT BEN INT     444717102     1,468   100,000  SH PUT  SOLE                   100,000
Laredo Petroleum Holdings Inc     COM              516806106     5,112   218,000  SH      SOLE                   218,000
Legacy Reserves LP                UNIT LP INT      524707304    21,303   737,000  SH      SOLE                   737,000
Linn Energy LLC                   UNIT LTD LIAB    536020100    77,809 2,040,000  SH      SOLE                 2,040,000
MV Oil Trust                      TR UNITS         553859109       221     5,000  SH      SOLE                     5,000
National Oil Well Varco Inc       COM              637071101       238     3,000  SH      SOLE                     3,000
Noble Energy Inc                  COM              655044105       254     3,000  SH      SOLE                     3,000
NuStar Energy, LP                 UNIT COM         67058H102     6,280   106,000  SH      SOLE                   106,000
Nustar GP Holdings LLC            UNIT COM         67059L102       643    19,000  SH      SOLE                    19,000
Oasis Petroleum Inc.              COM              674215108     6,797   220,000  SH      SOLE                   220,000
Occidental Pete Corp              COM              674599105       295     3,000  SH      SOLE                     3,000
ONEOK Partners LP                 UNIT LTD PARTN   68268N103     1,481    27,000  SH      SOLE                    27,000
PAA Natural Gas Storage LP        COM UNIT LTD     693139107    23,265 1,224,000  SH      SOLE                 1,224,000
Poineer Natural Resources Company COM              723787107    14,151   127,000  SH      SOLE                   127,000
Plains All American Pipeline LP   UNIT LTD PARTN   726503105    41,556   530,000  SH      SOLE                   530,000
Proshares TR Ultrashort S&P 500   PSHS ULSHT SP500 74347R883     6,564   435,000  SH      SOLE                   435,000
Proshares Ultrashort Oil & Gas    PSHS SHT OIL&GAS 74347R222     8,040   350,000  SH      SOLE                   350,000
Rosetta Resources Inc Com Stock   COM              777779307        63     1,000  SH      SOLE                     1,000
Sandridge Mississippian Trust I   UNIT BEN INT     80007T101       407    14,000  SH      SOLE                    14,000
Sandridge Energy Inc Com Stock    COM              80007P307        54     7,000  SH      SOLE                     7,000
Sandridge Permian Trust           COM UNIT BEN INT 80007A102     8,587   368,000  SH      SOLE                   368,000
San Juan Basin Realty Trust       UNIT BEN INT     798241105     2,218   114,000  SH PUT  SOLE                   114,000
Schlumberger Ltd.                 COM              806857108       169     2,000  SH      SOLE                     2,000
Sunoco Logistics Partners LP      COM UNITS        86764L108     1,253    33,000  SH      SOLE                    33,000
Superior Energy Services Inc      COM              868157108     2,636   100,000  SH      SOLE                   100,000
Targa Res Partners, LP            COM UNIT         87611X105    25,886   624,000  SH      SOLE                   624,000
Transatlantic Petroleum Ltd       SHS              G89982105     2,037 1,567,000  SH      SOLE                 1,567,000
United States Natural Gas Fund    UNIT PAR $0.001  912318201    30,933 1,943,000  SH PUT  SOLE                 1,943,000
Weatherford Intl Ltd              REG SHS          H27013103       121     8,000  SH      SOLE                     8,000
Western Gas Partners LP           COM UNIT LP IN   958254104    45,019   975,000  SH      SOLE                   975,000
Williams Partners LP              COM UNIT LP      96950F104    55,936   988,000  SH      SOLE                   988,000
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